COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES	34.COMMITMENTS AND CONTINGENCIES As of December 31, 2023, the Company has commitments of €62 thousand (December 31, 2022: €1,086 thousand) to acquire items of property, plant & equipment.